Changes in loans at amortized cost and other assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Loans at amortized cost net category
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		₩ 325,929,814	₩ 302,334,540
Transfer (from) to 12 month expected credit losses		0	0
Transfer (from) to lifetime expected credit losses		0	0
Transfer (from) to credit- impaired financial assets		0	0
Net increase and decrease	[1]	35,900,369	22,073,098
Charge off		(1,146,776)	(858,722)
Disposal		(1,400,922)	(537,150)
Business combination (Note 47)		0	2,918,048
Ending balance		359,282,485	325,929,814
Loans at amortized cost net category | Retail | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		126,586,551	114,279,870
Transfer (from) to 12 month expected credit losses		2,891,847	2,619,036
Transfer (from) to lifetime expected credit losses		(3,916,612)	(5,385,659)
Transfer (from) to credit- impaired financial assets		(189,681)	(627,950)
Net increase and decrease	[1]	13,457,675	13,234,263
Charge off		0	0
Disposal		(313,150)	0
Business combination (Note 47)		0	2,466,991
Ending balance		138,516,630	126,586,551
Loans at amortized cost net category | Retail | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		7,870,908	6,820,058
Transfer (from) to 12 month expected credit losses		(2,885,809)	(2,614,416)
Transfer (from) to lifetime expected credit losses		3,944,714	5,406,091
Transfer (from) to credit- impaired financial assets		(157,637)	(43,168)
Net increase and decrease	[1]	(556,142)	(1,700,287)
Charge off		0	0
Disposal		(897)	(5,122)
Business combination (Note 47)		0	7,752
Ending balance		8,215,137	7,870,908
Loans at amortized cost net category | Retail | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		415,892	348,722
Transfer (from) to 12 month expected credit losses		(6,038)	(4,620)
Transfer (from) to lifetime expected credit losses		(28,102)	(20,432)
Transfer (from) to credit- impaired financial assets		347,318	671,118
Net increase and decrease	[1]	81,131	(222,961)
Charge off		(254,723)	(257,742)
Disposal		(89,051)	(108,624)
Business combination (Note 47)		0	10,431
Ending balance		466,427	415,892
Loans at amortized cost net category | Corporations | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		135,591,673	129,468,766
Transfer (from) to 12 month expected credit losses		6,009,242	4,093,725
Transfer (from) to lifetime expected credit losses		(9,015,428)	(16,484,206)
Transfer (from) to credit- impaired financial assets		(195,863)	(1,088,270)
Net increase and decrease	[1]	20,679,401	19,326,283
Charge off		0	0
Disposal		(731,001)	(117,453)
Business combination (Note 47)		0	392,828
Ending balance		152,338,024	135,591,673
Loans at amortized cost net category | Corporations | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		24,661,662	21,782,590
Transfer (from) to 12 month expected credit losses		(6,006,226)	(4,088,373)
Transfer (from) to lifetime expected credit losses		9,027,416	16,597,346
Transfer (from) to credit- impaired financial assets		(441,969)	(76,177)
Net increase and decrease	[1]	(1,030,466)	(9,567,098)
Charge off		0	0
Disposal		0	(3,806)
Business combination (Note 47)		0	17,180
Ending balance		26,210,417	24,661,662
Loans at amortized cost net category | Corporations | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		1,001,587	919,381
Transfer (from) to 12 month expected credit losses		(3,016)	(5,352)
Transfer (from) to lifetime expected credit losses		(11,988)	(113,140)
Transfer (from) to credit- impaired financial assets		637,832	1,164,447
Net increase and decrease	[1]	15,944	(443,468)
Charge off		(317,514)	(259,400)
Disposal		(264,913)	(283,747)
Business combination (Note 47)		0	22,866
Ending balance		1,057,932	1,001,587
Loans at amortized cost net category | Credit card | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		19,419,606	18,155,156
Transfer (from) to 12 month expected credit losses		351,253	320,288
Transfer (from) to lifetime expected credit losses		(571,971)	(603,069)
Transfer (from) to credit- impaired financial assets		(114,388)	(36,483)
Net increase and decrease	[1]	(115,242)	1,583,714
Charge off		0	0
Disposal		0	0
Business combination (Note 47)		0	0
Ending balance		18,969,258	19,419,606
Loans at amortized cost net category | Credit card | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		4,124,576	3,830,509
Transfer (from) to 12 month expected credit losses		(350,651)	(320,129)
Transfer (from) to lifetime expected credit losses		572,291	603,280
Transfer (from) to credit- impaired financial assets		(191,777)	(22,473)
Net increase and decrease	[1]	(202,750)	33,389
Charge off		0	0
Disposal		0	0
Business combination (Note 47)		0	0
Ending balance		3,951,689	4,124,576
Loans at amortized cost net category | Credit card | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		444,235	413,175
Transfer (from) to 12 month expected credit losses		(602)	(159)
Transfer (from) to lifetime expected credit losses		(320)	(211)
Transfer (from) to credit- impaired financial assets		306,165	58,956
Net increase and decrease	[1]	290,907	305,336
Charge off		(572,008)	(332,862)
Disposal		0	0
Business combination (Note 47)		0	0
Ending balance		468,377	444,235
Loans at amortized cost net category | Others | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		5,167,393	5,695,187
Transfer (from) to 12 month expected credit losses		15,976	37,430
Transfer (from) to lifetime expected credit losses		(85,337)	(210,161)
Transfer (from) to credit- impaired financial assets		(3,964)	(39,844)
Net increase and decrease	[1]	3,311,105	(315,219)
Charge off		0	0
Disposal		0	0
Business combination (Note 47)		0	0
Ending balance		8,405,173	5,167,393
Loans at amortized cost net category | Others | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		629,468	605,440
Transfer (from) to 12 month expected credit losses		(15,976)	(37,430)
Transfer (from) to lifetime expected credit losses		85,337	210,333
Transfer (from) to credit- impaired financial assets		(37)	0
Net increase and decrease	[1]	(33,596)	(148,875)
Charge off		0	0
Disposal		0	0
Business combination (Note 47)		0	0
Ending balance		665,196	629,468
Loans at amortized cost net category | Others | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		16,263	15,686
Transfer (from) to 12 month expected credit losses		0	0
Transfer (from) to lifetime expected credit losses		0	(172)
Transfer (from) to credit- impaired financial assets		4,001	39,844
Net increase and decrease	[1]	2,402	(11,979)
Charge off		(2,531)	(8,718)
Disposal		(1,910)	(18,398)
Business combination (Note 47)		0	0
Ending balance		18,225	16,263
Others
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		43,397,484	31,640,158
Transfer (from) to 12 month expected credit losses		0	0
Transfer (from) to lifetime expected credit losses		0	0
Transfer (from) to credit- impaired financial assets		0	0
Net increase and decrease	[1]	8,653,613	10,541,520
Charge off		(26,814)	(29,456)
Disposal		(910)	(183,277)
Business combination (Note 47)		15,982	1,428,539
Ending balance		52,039,355	43,397,484
Others | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		43,245,002	31,508,694
Transfer (from) to 12 month expected credit losses		15,157	12,685
Transfer (from) to lifetime expected credit losses		(25,839)	(253,546)
Transfer (from) to credit- impaired financial assets		(1,628)	(3,124)
Net increase and decrease	[1]	8,633,124	10,746,289
Charge off		0	0
Disposal		0	(182,212)
Business combination (Note 47)		15,982	1,416,216
Ending balance		51,881,798	43,245,002
Others | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		106,517	99,461
Transfer (from) to 12 month expected credit losses		(15,123)	(12,675)
Transfer (from) to lifetime expected credit losses		25,848	253,575
Transfer (from) to credit- impaired financial assets		(7,342)	(5,324)
Net increase and decrease	[1]	(10,001)	(230,014)
Charge off		0	0
Disposal		0	(3)
Business combination (Note 47)		0	1,497
Ending balance		99,899	106,517
Others | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		45,965	32,003
Transfer (from) to 12 month expected credit losses		(34)	(10)
Transfer (from) to lifetime expected credit losses		(9)	(29)
Transfer (from) to credit- impaired financial assets		8,970	8,448
Net increase and decrease	[1]	30,490	25,245
Charge off		(26,814)	(29,456)
Disposal		(910)	(1,062)
Business combination (Note 47)		0	10,826
Ending balance		₩ 57,658	₩ 45,965

[1]	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.